Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current Assets
Cash and cash equivalents	$ 737,850	$ 2,994,885	$ 17,023,266
Trade accounts receivable, net	494,451	273,674	1,682,958
Other receivable	1,800,000
Short-term advance	31,194
Income taxes receivable			300,000
Inventory, net	2,190,680	1,636,120	4,374,236
Other current assets, net	226,371	527,827	3,511,282
Total Current Assets	5,480,546	5,432,506	26,891,742
Property and equipment, net	325,523	9,270,193	9,585,141
Right-of-use assets, net	414,865	448,240	593,389
Deferred income taxes, net	16		81,205
Investment in unconsolidated entities, net		206,231	5,063,940
Intangible assets	438,002	545,372	688,670
Other assets	1,162,389	1,177,173	260,637
TOTAL ASSETS	7,821,341	17,079,715	43,164,724
Current Liabilities
Accounts payable	1,084,968	1,028,510	985,139
Accrued and other current liabilities		2,632,770	3,079,782
Accrued and other current liabilities	2,745,147	2,781,037
Accrued sales commission payable	1,676,362	2,357,643	3,745,481
Employee stock warrants liability		148,267	452,050
Tax payable	1,518,379	1,446,503	1,339,366
Note payable		6,922,043
Convertible note payable, related party, net of unamortized debt discount and unamortized deferred loan cost		24,827,086	9,898,770
Total Current Liabilities	8,224,856	39,362,822	19,500,588
Settlement liability, long term portion			373,677
Lease liability, long-term	416,277	440,478	461,515
TOTAL LIABILITIES	8,641,133	39,803,300	20,335,780
Commitments and contingencies
STOCKHOLDERS’ DEFICIT
Common stock value
Treasury stock		(626,187)
Additional paid in capital	110,699,858	84,619,762	80,738,719
Shares to be issued	12,146	12,146	12,146
Accumulated deficit	(111,230,122)	(106,456,378)	(57,886,336)
Accumulated other comprehensive loss	(339,942)	(308,305)	(65,109)
TOTAL STOCKHOLDERS’ DEFICIT	(819,792)	(22,723,585)	22,828,944
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	7,821,341	17,079,715	43,164,724
Nonrelated Party [Member]
Current Liabilities
Note payable	1,200,000
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	310	310	310
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value
Series C Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	322	322	322
Common Class A [Member]
STOCKHOLDERS’ DEFICIT
Common stock value	37,633	34,745	28,892
Common Class B [Member]
STOCKHOLDERS’ DEFICIT
Common stock value
Series D Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	3
Related Party [Member]
Current Liabilities
Note payable		$ 6,922,043